Investments in Bank Deposits	12 Months Ended
Mar. 31, 2012
Investments in Bank Deposits [Abstract]
INVESTMENTS IN BANK DEPOSITS
7.	INVESTMENTS IN BANK DEPOSITS

Investments in bank deposits represents term deposits placed with banks earning fixed rate of interest and amounted to Rs.459 million and Rs.486 million as of March 31, 2011 and 2012, respectively, with maturities from more than three months to one year. Interest on investments in bank deposits is recognized on accrual basis.